Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of earnings per share, basic and diluted

	12/31/2013	12/31/2012	12/31/2011
		(Restated)	(Restated)
Net Income (Loss)	(1,331,775)	(4,122,523)	(1,825)
Weight average number of shares outstanding, basic and diluted	8,475,908	8,337,320	7,971,465
Earnings per share, basic and diluted	(0.16)	(0.49)	-